NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE [Abstract]
Schedule of Basic and Diluted Net Income Per Share

Basic and diluted net income/(loss) per share has been calculated as follows:

	For the year ended December 31,
	2011	2012	2013
Net income/(loss) attributable to eLong, Inc.	39,270,319	471,278	(167,730,074)
Denominator for basic net income/(loss) per share:
Weighted average number of shares outstanding	60,455,723	68,833,132	69,454,746
Dilutive effect of stock options	1,528,097	478,827	-
Dilutive effect of performance units	314,211	130,579	-
Dilutive effect of warrants	110	42	-
Denominator for diluted net income/(loss) per share:	62,298,141	69,442,580	69,454,746
Basic net income/(loss) per share	0.65	0.01	(2.41)
Diluted net income/(loss) per share	0.63	0.01	(2.41)